Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 759,410
Fair value assets, ending balance	$ 742,599		742,599
Fair value liabilities, beginning balance			619,565
Fair value liabilities, ending balance	605,256		605,256
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,066	$ 1,974	2,447	$ 2,204
Gains (losses) included in earnings	5	(60)	(106)	43
Gains (losses) included in OCI	67	(26)	88	32
Settlement (sales) and other	(275)	(37)	(189)	(408)
Purchases (issuances)	199	365	1,618	407
Transfers into Level 3	(5)	(107)	51	(157)
Transfers out of Level 3	84	(58)	232	(70)
Fair value assets, ending balance	4,141	2,051	4,141	2,051
Gains (losses) included in earnings for positions still held	(67)	(34)	(73)	374
Fair value liabilities, beginning balance	(250)	(129)	(241)	(158)
Gains (losses) included in earnings	(7)	(3)	(27)	(9)
Gains (losses) included in OCI	(1)			(1)
Purchases (issuances)	(42)	(52)	(77)	(79)
Settlement (sales) and other	4	16	6	21
Transfers into Level 3	(17)	(16)	(51)	(36)
Transfers out of Level 3	63	24	140	102
Fair value liabilities, ending balance	(250)	(160)	(250)	(160)
Gains (losses) included in earnings for positions still held	(4)	8	(15)	(9)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	597	524	576	506
Gains (losses) included in OCI	22	(7)	45	41
Purchases (issuances)	1	2	1	8
Settlement (sales) and other	(7)		(9)	(1)
Transfers out of Level 3				(35)
Fair value assets, ending balance	613	519	613	519
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	28	20	28	20
Gains (losses) included in OCI	(2)	1	(2)	1
Purchases (issuances)	1		1
Fair value assets, ending balance	27	21	27	21
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	149	155	151	152
Gains (losses) included in OCI	8	(6)	7	(3)
Settlement (sales) and other	(7)		(8)
Fair value assets, ending balance	150	149	150	149
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	420	349	397	334
Gains (losses) included in OCI	16	(2)	40	43
Purchases (issuances)		2		8
Settlement (sales) and other			(1)	(1)
Transfers out of Level 3				(35)
Fair value assets, ending balance	436	349	436	349
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(654)	(555)	(859)	(635)
Gains (losses) included in earnings	(1)	(146)	4	(157)
Gains (losses) included in OCI		(3)	5	(2)
Settlement (sales) and other	2	(16)	175	66
Purchases (issuances)	12	99	(8)	100
Transfers into Level 3	5		23
Transfers out of Level 3	(2)	(42)	22	(35)
Fair value assets, ending balance	(638)	(663)	(638)	(663)
Gains (losses) included in earnings for positions still held	(4)	(163)	9	108
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(63)	7	(132)	47
Gains (losses) included in earnings	(4)	(17)	1	(47)
Gains (losses) included in OCI	3		11	1
Settlement (sales) and other		16	37	12
Purchases (issuances)	(3)	21	1	21
Transfers out of Level 3	11	(3)	26	(10)
Fair value assets, ending balance	(56)	24	(56)	24
Gains (losses) included in earnings for positions still held	(24)	(12)	(4)	53
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(547)	(448)	(785)	(393)
Gains (losses) included in earnings	92	123	37	184
Gains (losses) included in OCI	(7)	(3)	10	(11)
Settlement (sales) and other	4	6	66	48
Purchases (issuances)	(30)	(12)	(38)	(115)
Transfers into Level 3	(28)	(117)	(59)	(193)
Transfers out of Level 3	103	15	356	44
Fair value assets, ending balance	(413)	(436)	(413)	(436)
Gains (losses) included in earnings for positions still held	21	107	30	166
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	17	39	53	20
Settlement (sales) and other	(1)	(11)	(37)	(11)
Transfers into Level 3				19
Fair value assets, ending balance	16	28	16	28
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	13		15
Purchases (issuances)		15		15
Settlement (sales) and other			(2)
Fair value assets, ending balance	13	15	13	15
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,597	679	1,692	1,077
Gains (losses) included in earnings	26	(23)	(26)	(13)
Gains (losses) included in OCI	30	(24)	23	(32)
Purchases (issuances)	46	161	1,239	217
Settlement (sales) and other	(261)	(1)	(381)	(462)
Transfers into Level 3		9	28	16
Transfers out of Level 3	(28)	(19)	(165)	(21)
Fair value assets, ending balance	2,410	782	2,410	782
Gains (losses) included in earnings for positions still held	27	38	3	(46)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,106	1,728	1,887	1,582
Gains (losses) included in earnings	(108)	3	(122)	76
Gains (losses) included in OCI	19	11	(6)	35
Purchases (issuances)	173	79	423	161
Settlement (sales) and other	(12)	(31)	(38)	(60)
Transfers into Level 3	18	1	59	1
Transfers out of Level 3		(9)	(7)	(13)
Fair value assets, ending balance	2,196	1,782	2,196	1,782
Gains (losses) included in earnings for positions still held	(87)	(4)	(111)	93
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		22	4	25
Gains (losses) included in OCI				1
Settlement (sales) and other		(6)	(4)	(10)
Fair value assets, ending balance		16		16
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		2	2	2
Settlement (sales) and other			(2)
Fair value assets, ending balance		2		2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		15	7	25
Gains (losses) included in earnings		(1)		(2)
Purchases (issuances)	2		2
Settlement (sales) and other				(5)
Transfers into Level 3	17		17
Transfers out of Level 3		(9)	(7)	(13)
Fair value assets, ending balance	19	5	19	5
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,106	1,689	1,874	1,530
Gains (losses) included in earnings	(108)	4	(122)	78
Gains (losses) included in OCI	19	11	(6)	34
Purchases (issuances)	171	79	421	161
Settlement (sales) and other	(12)	(25)	(32)	(45)
Transfers into Level 3	1	1	42	1
Fair value assets, ending balance	2,177	1,759	2,177	1,759
Gains (losses) included in earnings for positions still held	(87)	(4)	(111)	93
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(250)	(122)	(241)	(151)
Gains (losses) included in earnings	(7)	(3)	(27)	(9)
Gains (losses) included in OCI	(1)			(1)
Purchases (issuances)	(42)	(52)	(77)	(79)
Settlement (sales) and other	4	12	6	17
Transfers into Level 3	(17)	(16)	(51)	(36)
Transfers out of Level 3	63	24	140	102
Fair value liabilities, ending balance	(250)	(157)	(250)	(157)
Gains (losses) included in earnings for positions still held	$ (4)	8	$ (15)	(9)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(7)		(7)
Settlement (sales) and other		4		4
Fair value liabilities, ending balance		$ (3)		$ (3)